Schedule of Investments
May 31, 2026 (unaudited)
Archer Dividend Growth Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 86.20%

Beverages - 1.57%
The PepsiCo, Inc.	3,400	490,246

Biological Products (No Diagnostic Substance) - 3.04%
Gilead Sciences, Inc.	7,065	949,748

Bottled & Canned Soft Drinks & Carbonated Waters - 2.70%
Coca-Cola FEMSA S.A.B. de C.V. ADR Series L	7,850	844,346

Canned, Frozen & Preserved Fruit, Veg & Food Specialties - 1.69%
The Kraft Heinz Co.	22,000	528,220

Crude Petroleum & Natural Gas - 0.85%
EOG Resources, Inc.	2,000	266,760

Electric & Other Services Combined - 7.65%
Consolidated Edison, Inc.	5,405	570,930
Duke Energy Corporation	5,082	623,714
Exelon Corporation	14,100	643,524
Nisource, Inc.	12,000	554,640

		2,392,808

Electric Services - 4.65%
American Electric Power Co., Inc.	6,500	823,355
The Southern Co.	6,850	630,543

		1,453,898

Electromedical & Electrotherapeutic Apparatus - 1.84%
Medtronic plc (Ireland)	7,800	575,718

Fire, Marine & Casualty Insurance - 1.46%
Safety Insurance Group, Inc.	6,500	456,105

Guided Missiles & Space Vehicles & Parts - 2.16%
Lockheed Martin Corp.	1,275	676,324

Hospital & Medical Service Plans - 1.22%
UnitedHealth Group, Inc.	1,000	380,310

Investment Advice - 1.20%
Blackstone Group, Inc.	3,200	374,304

Investment Brokerage - National - 1.31%
CME Group, Inc.	1,500	410,310

Life Insurance - 2.32%
Manulife Financial Corp. (Canada)	19,000	725,610

Motor Vehicles & Passenger Car Bodies - 3.35%
Ford Motor Co.	60,000	1,046,400

National Commercial Banks - 10.64%
Bank of America Corp.	12,500	645,000
JPMorgan Chase & Co.	3,150	942,827
Peoples Financial Services Corp.	5,000	297,050
Regions Financial Corp.	31,600	884,800
Truist Financial Corp.	11,525	555,620

		3,325,297

Natural Gas Transmission - 2.09%
Kinder Morgan, Inc.	21,000	652,680

Natural Gas Transmisison & Distribution - 1.83%
ONEOK, Inc.	6,800	570,792

Petroleum Refining- 4.77%
BP plc ADR	12,900	540,123
Chevron Corp.	2,790	509,063
Valero Energy Corp.	1,800	440,676

		1,489,862

Pharmaceutical Preparations - 10.90%
AbbVie, Inc.	2,295	499,667
Bristol Myers Squibb Co.	9,970	570,085
Johnson & Johnson	3,485	785,275
Merck & Co., Inc.	6,415	761,589
Pfizer, Inc.	30,200	790,636

		3,407,252

Retail - Drug Stores and Proprietary Stores - 1.86%
CVS Health Corp.	6,400	582,272

Semiconductors & Related Devices - 3.72%
Broadcom, Inc.	2,600	1,161,602

Services-Engineering, Accounting, Research, Management - 1.86%
Paychex, Inc.	6,000	581,880

Services-Personal Services - 1.91%
H&R Block, Inc.	15,500	596,595

Specialty Cleaning, Polishing And Sanitation Preparations - 1.34%
The Clorox Co.	4,670	420,393

State Commercial Banks - 2.69%
Citizens Financial Group, Inc.	13,500	840,510

Telephone Communications (No Radio Telephone) - 2.13%
Verizon Communications, Inc.	13,900	664,559

Trucking & Courier Services - 1.71%
United Parcel Service, Inc. Class B	5,000	533,450

Wholesale-Motor Vehicles & Motor Vehicle Parts & Supplies - 1.77%
Genuine Parts Co.	5,600	552,720

Total Common Stock	(Cost $ 18,760,533)	26,950,971

Real Estate Investment Trusts - 8.87%

Extra Space Storage, Inc.	3,300	476,223
Healthpeak Properties, Inc.	24,500	469,175
Iron Mountain, Inc.	5,800	743,850
VICI Properties, Inc.	17,500	493,850
W.P. Carey, Inc.	7,935	590,523

Total Real Estate Investment Trusts	(Cost $ 2,131,738)	2,773,621

Money Market Registered Investment Companies - 4.70%

Federated Treasury Obligation Fund - Institutional Shares - 3.45% (3)	1,470,702	1,470,702

Total Money Market Registered Investment Companies	(Cost $ 1,470,702)	1,470,702

Total Investments - 99.78%	(Cost $ 22,362,973)	31,195,293

Other Assets Less Liabilities - 0.22%		70,761

Total Net Assets - 100.00%		31,266,055

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 29, 2026 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$31,195,293	$0
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$31,195,293	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(3) Variable rate security; the coupon rate shown represents the yield at May 31, 2026.